General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2021
General and Administrative Expenses [Abstract]
Company Administration Expenses
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2020	2021
Audit fees	$48,640	$144,624
Chief Executive and Chief Financial Officer and directors' compensation	16,000	24,000
Other professional fees	172,996	690,731
Administration fees-related party (Note 3(c))	—	600,000
Total	$237,636	$1,459,355